Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Net loss	$ (7,436,388)	$ (3,856,353)	$ (11,495,017)
Items not affecting cash
Depreciation (Note 5)	377,849	381,385	396,814
Stock-based compensation (Note 11)	417,818	1,748,607	1,153,882
Deferred share units (Note 12)	29,056	20,807	39,547
Fair value adjustment of derivative liabilities			3,889,683
Accreted interest (Note 7)	27,103	127,261	96,556
Loss on extinguishment (Note 7)	114,023
Unrealized foreign exchange loss (gain)	(81,063)	3,057	306,625
Change in non-cash operating assets & liabilities
Accounts receivable	532,459	464,611	(1,472,966)
Investment tax credits	(133,035)	(145,436)	106,744
Prepaid expenses, sundry and other assets	185,438	(102,130)	(181,402)
Accounts payable and accrued liabilities	2,034,576	(356,722)	232,738
Deferred revenue	150,000
Cash flows used in operating activities	(3,782,164)	(1,714,913)	(6,926,796)
Financing activities
Repayment of related party loans (Note 7)		(739,208)
Repayment of capital lease obligations	(27,489)	(53,557)	(49,989)
Issuance of shares on exercise of stock options (Note 11)	167,962	116,984	5,965
Issuance of common shares on at-the-market financing, gross (Note 10)	1,290,168	6,571,673
Proceeds from issuance of shares and warrants, gross (Note 10)			6,196,800
Proceeds from issuance of shares on exercise of warrants (Note 14)	562,500	781,220	511,743
Proceeds from convertible debenture (Note 7)			1,500,000
Share issuance cost (Note 10)	(259,276)	(719,837)	(836,099)
Cash flows provided from financing activities	1,733,865	5,957,275	7,328,420
Investing activity
Purchase of property and equipment	(430,480)	(768,973)	(122,017)
Cash flows used in investing activities	(430,480)	(768,973)	(122,017)
Effect of foreign exchange (gain) loss on cash held in foreign currency			(16,037)
(Decrease) increase in cash and cash equivalents	(2,478,779)	3,473,389	263,570
Cash and cash equivalents, beginning of year	4,233,975	760,586	497,016
Cash and cash equivalents, end of year	1,755,196	4,233,975	760,586
Supplemental cash flow information
Interest paid	$ 179,878	$ 213,637	$ 176,311
Taxes paid